Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document And Entity Information
Entity Registrant Name	US Export, Inc.
Entity Central Index Key	0001637348
Document Type	S-11/A
Document Period End Date	Dec. 31, 2015
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	4,338,500
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015